Fair Value Measurements of Assets Recognized in Balance Sheets on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
U.S. government and agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 10,328,880	$ 14,335,643
Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	51,956,481	40,364,086
Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,102,462	47,922,319
Significant Other Observable Inputs (Level 2) | U.S. government and agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	10,328,880	14,335,643
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	51,956,481	40,364,086
Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 53,102,462	$ 47,922,319